Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Provision for contract loss	$ 6,207	$ 4,803